Regulatory Matters	12 Months Ended
Dec. 31, 2025
Regulatory Matters
Regulatory Matters

(13) Regulatory Matters

The Company and the Bank are subject to regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum capital ratios in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 capital includes common shareholders’ equity and trust preferred securities less adjustments for intangible assets. Tier 2 capital consists of the allowance for credit losses, up to 1.25% of risk-weighted assets and other adjustments. Management believes, as of December 31, 2025, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2025, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since that notification that management believes have changed the Bank’s category.

In 2013, the Federal Reserve approved its final rule on the Basel III capital standards, which became effective January 1, 2015: (i) a new common equity Tier 1 capital ratio of 4.5%; (ii) a Tier 1 capital ratio of 6%; (iii) a total risk based capital ratio of 8%; and (iv) a Tier 1 leverage ratio of 4%. An additional capital conservation buffer was added to the minimum requirements for capital adequacy purposes beginning on January 1, 2016 and was phased in through 2019. This resulted in the following minimum ratios beginning in 2019: (i) a common equity Tier 1 capital ratio of 7.0%, (ii) a Tier 1 capital ratio of 8.5%, and (iii) a total capital ratio of 10.5%. Under the final rules, institutions would be subject to limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses if its capital level falls below the buffer amount. These limitations establish a maximum percentage of eligible retained earnings that could be utilized for such actions.

The Company’s and the Bank’s actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2025:

Total Capital (to Risk-Weighted Assets)
Consolidated	$210,882	15.82%	106,612	8.00%	N/A	N/A
Bank	209,144	15.70%	106,586	8.00%	139,894	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	199,353	14.96%	79,959	6.00%	N/A	N/A
Bank	197,615	14.83%	79,940	6.00%	113,248	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	199,353	11.33%	70,381	4.00%	N/A	N/A
Bank	197,615	11.13%	71,008	4.00%	71,008	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	184,353	13.83%	59,969	4.50%	N/A	N/A
Bank	197,615	14.83%	59,955	4.50%	93,263	7.00%

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2024:

Total Capital (to Risk-Weighted Assets)
Consolidated	$195,816	15.34%	102,127	8.00%	N/A	N/A
Bank	194,314	15.22%	102,116	8.00%	134,027	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	184,720	14.47%	76,595	6.00%	N/A	N/A
Bank	183,218	14.35%	76,587	6.00%	108,498	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	184,720	10.88%	67,896	4.00%	N/A	N/A
Bank	183,218	10.71%	68,441	4.00%	68,441	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	169,720	13.29%	57,446	4.50%	N/A	N/A
Bank	183,218	14.35%	57,440	4.50%	89,351	7.00%